PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 33.3%
537,862  Schwab U.S. TIPS
ETF
$ 28,054,882
2.9
316,804  Vanguard Long-Term
Treasury ETF
18,767,469
2.0
240,462  Vanguard Short-Term
Corporate Bond ETF
18,590,117
1.9
4,786,120
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
233,391,313
24.5
522,436  Xtrackers USD High
Yield Corporate Bond
ETF
18,656,189
2.0
Total Exchange-Traded
Funds
(Cost $320,167,665)
317,459,970
33.3
MUTUAL FUNDS : 66.5%
Affiliated Investment Companies : 66.5%
5,222,196  Voya U.S. Bond Index
Portfolio - Class I
47,260,876
5.0
1,693,242
(2)
Voya VACS Index
Series Emerging
Markets Portfolio
19,082,837
2.0
12,897,668
(2)
Voya VACS Index
Series I Portfolio
148,710,111
15.6
3,296,283
(2)
Voya VACS Index
Series MC Portfolio
38,929,106
4.1
26,751,303
(2)
Voya VACS Index
Series S Portfolio
351,244,611
36.8
2,509,555
(2)
Voya VACS Index
Series SC Portfolio
29,010,460
3.0
Total Mutual Funds
(Cost $526,986,056)
634,238,001
66.5
Total Long-Term
Investments
(Cost $847,153,721)
951,697,971
99.8
Total Investments in
Securities
(Cost $847,153,721) $ 951,697,971 99.8
Assets in Excess of
Other Liabilities 1,556,662 0.2
Net Assets $ 953,254,633 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Index Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 317,459,970 $ — $ — $ 317,459,970
Mutual Funds 634,238,001 — — 634,238,001
Total Investments, at fair value $ 951,697,971 $ — $ — $ 951,697,971
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 52,158,163 $ 7,955,793 $ (12,025,441) $ (827,639) $ 47,260,876 $ 516,056 $ (205,103) $ —
Voya VACS Index Series Emerging
Markets Portfolio
36,255,329 970,046 (17,503,628) (638,910) 19,082,837 — 637,200 —
Voya VACS Index Series I Portfolio
143,121,433 2,273,631 (4,392,970) 7,708,017 148,710,111 — 440,655 —
Voya VACS Index Series MC
Portfolio
37,468,258 586,743 (2,004,868) 2,878,973 38,929,106 — 207,641 —
Voya VACS Index Series S
Portfolio
310,592,553 31,039,498 (19,094,805) 28,707,365 351,244,611 — 4,587,757 —
Voya VACS Index Series SC
Portfolio
47,913,975 748,518 (19,106,189) (545,844) 29,010,460 — 1,164,162 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
222,547,347 13,948,533 — (3,104,567) 233,391,313 2,259,098 — —
$ 850,057,058 $ 57,522,762 $ (74,127,901) $ 34,177,395 $ 867,629,314 $ 2,775,154 $ 6,832,312 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 109,129,863
Gross Unrealized Depreciation (4,585,613)
Net Unrealized Appreciation $ 104,544,250